ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Dec. 31, 2012
Mecox Lane (Hong Kong) Limited
Organization and principal activities
Percentage of shareholdings	100.00%
Mecox Lane Mailorder
Organization and principal activities
Percentage of shareholdings	100.00%
Clarence
Organization and principal activities
Percentage of shareholdings	100.00%
eMecoxLane
Organization and principal activities
Percentage of shareholdings	100.00%
eMecoxLane (Hong Kong) Co, Ltd.
Organization and principal activities
Percentage of shareholdings	100.00%
Mecox Lane Technology (China) Limited
Organization and principal activities
Percentage of shareholdings	100.00%
Mai Wang Information
Organization and principal activities
Percentage of shareholdings	100.00%
Mai Wang Trading
Organization and principal activities
Percentage of shareholdings	100.00%
Xian Ni
Organization and principal activities
Percentage of shareholdings	96.70%
Mexi-Care
Organization and principal activities
Percentage of shareholdings	100.00%
Mexi-Care HK
Organization and principal activities
Percentage of shareholdings	100.00%
Rampage Cayman
Organization and principal activities
Percentage of shareholdings	80.00%
Rampage China (Hong Kong) Limited
Organization and principal activities
Percentage of shareholdings	80.00%
Rampage Trading (Shanghai) Co., Ltd.
Organization and principal activities
Percentage of shareholdings	80.00%
MecoxLane E-commerce
Organization and principal activities
Percentage of shareholdings	100.00%	[1]

[1]	In February 2012, MecoxLane Information changed its name to Mecox Lane E-Commerce Co., Limited, or Mecox Lane E-Commerce. The transfer of equity interests in Mecox Lane E-Commerce from its original shareholders to MecoxLane Hong Kong became effective. The contractual arrangements among Mai Wang Trading, Mecox Lane E-Commerce and its shareholders have been terminated and Mecox Lane E-Commerce became a wholly-owned subsidiary of our company.